Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
Segment Operating Information by Segment

Year Ended December 31, 2015

(in thousands)

	Online Game	Platform Channel	Others	Eliminations and adjustments	Consolidated
	US$	US$	US$	US$	US$
Revenues(1):
Online game	627,309	9,537	—	—	636,846
Online advertising	—	59,127	—	(1,295)	57,832
IVAS	—	24,385	—	—	24,385
Others	—	—	42,589	(16)	42,573

Total revenues	627,309	93,049	42,589	(1,311)	761,636
Cost of revenues:
Online game	150,368	5,913	—	—	156,281
Online advertising	—	11,565	—	—	11,565
IVAS	—	19,649	—	—	19,649
Others	—	—	29,231	—	29,231
SBC (2) in cost of revenues	37	(2)	—	—	35

Total cost of revenues	150,405	37,125	29,231	—	216,761

Gross profit	476,904	55,924	13,358	(1,311)	544,875
Operating expenses:
Product development	133,523	31,607	—	—	165,130
Sales and marketing	60,437	20,853	11,359	(1,311)	91,338
General and administrative	57,341	12,100	2,331	—	71,772
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	—	40,324	—	—	40,324
SBC (2) in operating expenses	14,957	32	—	—	14,989

Total operating expenses	266,258	104,916	13,690	(1,311)	383,553

Operating profit/(loss)	210,646	(48,992)	(332)	—	161,322
Interest income	24,886	79	—	(1,188)	23,777
Foreign currency exchange loss	2,858	96	—	—	2,954
Interest expense	(8,330)	(1,191)	—	1,188	(8,333)
Other income/(expense)	64,912	382	(332)	—	64,962

Income/(loss) before income tax expense	294,972	(49,626)	(664)	—	244,682
Income tax expense/(credit)	53,186	193	676	—	54,055

Net income/(loss)	241,786	(49,819)	(1,340)	—	190,627
Less: Net loss attributable to the non-controlling interest	88	(22,245)	—	—	(22,157)

Net income/(loss) attributable to Changyou.com Limited	241,698	(27,574)	(1,340)	—	212,784

Year Ended December 31, 2014

(in thousands)

	Online Game	Platform Channel	Others	Eliminations and adjustments	Consolidated
	US$	US$	US$	US$	US$
Revenues(1):
Online game	647,719	4,289	—	—	652,008
Online advertising	—	67,403	—	(8,440)	58,963
IVAS	—	22,357	—	—	22,357
Others	—	—	44,683	(22,745)	21,938

Total revenues	647,719	94,049	44,683	(31,185)	755,266
Cost of revenues:
Online game	138,483	3,084	—	925	142,492
Online advertising	—	15,412	—	(667)	14,745
IVAS	—	22,983	—	—	22,983
Others	—	—	21,490	—	21,490
SBC (2) in cost of revenues	57	95	—	—	152

Total cost of revenues	138,540	41,574	21,490	258	201,862

Gross profit/(loss)	509,179	52,475	23,193	(31,443)	553,404
Operating expenses:
Product development	148,310	44,734	—	—	193,044
Sales and marketing	77,526	191,072	4,047	(31,443)	241,202
General and administrative	80,836	21,574	2,253	—	104,663
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	3,225	49,057	—	—	52,282
SBC (2) in operating expenses	3,879	83	—	—	3,962

Total operating expenses	313,776	306,520	6,300	(31,443)	595,153

Operating profit/(loss)	195,403	(254,045)	16,893	—	(41,749)
Interest income	25,939	135	17	—	26,091
Foreign currency exchange loss	(458)	(210)	—	—	(668)
Interest expense	(6,452)	—	—	—	(6,452)
Other income/(expense)	5,494	(1,591)	209	—	4,112

Income/(loss) before income tax expense	219,926	(255,711)	17,119	—	(18,666)
Income tax expense/(credit)	4,171	(3,992)	2,314	—	2,493

Net income/(loss)	215,755	(251,719)	14,805	—	(21,159)
Less: Net loss attributable to the non-controlling interest	—	(17,778)	—	—	(17,778)

Net income/(loss) attributable to Changyou.com Limited	215,755	(233,941)	14,805	—	(3,381)

Year Ended December 31, 2013

(in thousands)

	Online Game	Platform Channel	Others	Eliminations and adjustments	Consolidated
	US$	US$	US$	US$	US$
Revenues(1):
Online game	669,168	—	—	—	669,168
Online advertising	—	54,882	—	(4,884)	49,998
IVAS	—	5,402	—	—	5,402
Others	—	—	25,031	(11,724)	13,307

Total revenues	669,168	60,284	25,031	(16,608)	737,875
Cost of revenues:
Online game	93,048	—	—	187	93,235
Online advertising	—	13,797	—	—	13,797
IVAS	—	1,860	—	(74)	1,786
Others	—	—	17,518	—	17,518
SBC (2) in cost of revenues	71	30	—	—	101

Total cost of revenues	93,119	15,687	17,518	113	126,437

Gross profit/(loss)	576,049	44,597	7,513	(16,721)	611,438
Operating expenses:
Product development	109,964	9,470	—	—	119,434
Sales and marketing	79,922	57,252	7,143	(15,561)	128,756
General and administrative	52,622	3,375	570	—	56,567
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	—	—	—	—	—
SBC (2) in operating expenses	1,129	44	—	—	1,173

Total operating expenses	243,637	70,141	7,713	(15,561)	305,930

Operating profit/(loss)	332,412	(25,544)	(200)	(1,160)	305,508
Interest income	28,419	23	13	—	28,455
Foreign currency exchange loss	(5,935)	—	(1)	—	(5,936)
Interest expense	(8,835)	—	—	—	(8,835)
Other expense	3,669	(169)	113	—	3,613

Income/(loss) before income tax expense	349,730	(25,690)	(75)	(1,160)	322,805
Income tax expense/(credit)	35,988	(15)	410	—	36,383

Net income/(loss)	313,742	(25,675)	(485)	(1,160)	286,422
Less: Net income attributable to the mezzanine classified non-controlling interest	17,780	—	—	—	17,780

Net income/(loss) attributable to Changyou.com Limited	295,962	(25,675)	(485)	(1,160)	268,642

Note (1):	The intercompany elimination for segment revenues mainly consists of sales and marketing services provided by the Platform Channel Business and the Others business to the Online Game Business.
Note (2):	“SBC” stands for share-based compensation expense.